Fees Summary	Nov. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000
Previously Paid Amount	0
Total Fee Amount	61,240
Total Offset Amount	59,040
Net Fee	$ 2,200